Indebtedness - Asset-based Revolving Credit Facility - Additional Information (Detail) - Asset-based Revolving Credit Facility [Member] - USD ($)		12 Months Ended
	Mar. 02, 2015	Jan. 31, 2017	Jan. 31, 2016
Debt Instrument [Line Items]
Borrowing base		$ 100,000,000
Letters of credit outstanding amount		27,700,000
Leaving excess availability		72,300,000
Minimum fixed charge coverage ratio			100.00%
Cumulative minimum cash flow			$ (45,000,000)
Debt Instrument Covenant Compliance Minimum Cash Flow			$ (25,000,000)
Non coverage insurance amount		$ 5,000,000
Maximum [Member]
Debt Instrument [Line Items]
Percentage of pledge equity interests of first tier foreign subsidiaries		65.00%
Senior Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 100,000,000
Asset-based facility expiration date		Apr. 14, 2019
Loans interest rate description		Pursuant to the asset-based facility agreement, the revolving loans will bear interest at either:  the alternate base rate plus the applicable margin. The alternate base rate is equal to the highest of (a) the base rate, (b) the sum of the Federal Funds Open rate plus 0.5%, and (c) the sum of the Daily LIBOR rate plus 1%, or  the LIBOR rate (as defined in the asset-based facility agreement) for the interest period in effect for such borrowing plus the applicable margin.
Senior Secured Debt [Member] | Federal Funds Open Rate [Member]
Debt Instrument [Line Items]
Percent added to reference rate in effect from time to time to set the interest rate		0.50%
Senior Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Percent added to reference rate in effect from time to time to set the interest rate		1.00%
Third Amendment [Member]
Debt Instrument [Line Items]
Percentage of Total Availability		17.50%
Percentage of less than greater of total availability		17.50%
Covenant compliance period description		“Covenant Compliance Period” (as defined in the asset-based facility agreement) will exist until Excess Availability has been equal to or greater than the greater of 17.5% of the Total Availability or $17.5 million for a period of 30 consecutive days
Excess availability to determine excess availability		$ 17,500,000
Covenant compliance period		30 days
Third Amendment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maximum First lien Leverage Ratio		500.00%
Third Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum fixed charge coverage ratio		100.00%
Fifth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	May 15, 2018
Debt instrument, extended maturity date	Oct. 15, 2019
Debt instrument, description		Will accelerate the maturity date to May 15, 2018 if each of the following has not yet occurred on or before such date: (i) either (a) all of the 8.0% Convertible Notes (or Permitted Refinancing Indebtedness (as defined in the asset-based facility agreement) in respect thereof) are converted or (b) the maturity date of the 8.0% Convertible Notes (or Permitted Refinancing Indebtedness in respect thereof) is extended to a date which is after October 15, 2019, and (ii) either (a) all of the 4.25% Convertible Notes (or Permitted Refinancing Indebtedness in respect thereof) are converted, (b) the maturity date for the 4.25% Convertible Notes (or Permitted Refinancing Indebtedness in respect thereof) is extended to a date which is after October 15, 2019, or (c) the 4.25% Convertible Notes are effectively discharged.
Letter of Credit [Member] | Senior Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 75,000,000
Swingline Borrowings [Member] | Senior Secured Debt [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 15,000,000